Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–126.08%(a)
Alabama–3.15%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,056,848
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	2,250	2,624,577
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	925	634,678
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(f)(g)	6.60%	10/01/2042	1,300	1,332,677
Series 2013 F, Revenue Wts.(f)	7.75%	10/01/2046	1,700	1,746,829
Series 2013 F, Revenue Wts.(f)	7.90%	10/01/2050	1,000	1,027,583
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	1,500	2,284,152
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	1,000	1,149,833
				11,857,177
American Samoa–0.23%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	863,774
Arizona–4.09%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,328,796
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(h)	5.75%	07/01/2036	1,500	1,727,339
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,611,450
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,031,175
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2012, RB(b)(c)	6.40%	07/01/2021	600	602,979
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(h)	6.75%	07/01/2044	750	867,232
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,027,785
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB(h)	5.00%	06/15/2052	2,355	2,397,109
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(h)	5.50%	05/01/2040	1,500	1,606,796
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(h)	6.13%	10/01/2052	1,000	1,090,305
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,086,659
				15,377,625
California–17.15%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,030,157
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2027	2,250	2,816,392
California (State of); Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	2,000	2,143,061
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(d)	5.25%	04/01/2040	3,000	4,198,762
Series 2014 U-6, RB(d)	5.00%	05/01/2045	3,000	4,600,586
Series 2010, RB(d)	5.25%	04/01/2040	500	760,284
California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,247	1,462,167
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,348,578
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,042,309
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(j)	5.00%	07/01/2037	1,000	1,056,686
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(e)(h)(j)(k)	7.00%	12/01/2027	940	470,000
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	713,535
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB(b)(c)	7.25%	11/01/2021	1,000	1,029,278
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(h)	6.75%	06/01/2045	755	819,026
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	756,602
Series 2006 A, RB(l)	0.00%	06/01/2046	10,000	2,148,096
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	$ 890	$ 891,445
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(c)	6.50%	01/15/2024	1,000	1,149,143
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB(l)	0.00%	06/01/2047	10,000	2,225,967
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,105	2,179,997
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(l)	0.00%	06/01/2036	10,000	3,764,319
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(i)(j)	5.25%	05/15/2048	3,000	3,722,223
National (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	1,000	1,011,374
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(l)	0.00%	08/01/2039	8,000	5,413,476
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,088,685
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(l)	0.00%	08/01/2037	5,000	2,095,890
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	2,000	870,869
Series 2007 A, RB(l)	0.00%	06/01/2041	5,000	1,632,153
Southern California Logistics Airport Authority; Series 2008 A, RB(l)	0.00%	12/01/2044	18,085	6,088,216
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(l)	0.00%	06/01/2054	3,500	679,682
Union (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB(b)(c)	6.88%	12/01/2021	1,500	1,549,966
University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	3,000	3,707,807
				64,466,731
Colorado–8.29%
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,970,995
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,277,897
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,059,764
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,649,268
City Center West Residential Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,040	1,125,116
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.50%	01/01/2035	3,000	3,382,682
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(h)	6.25%	12/01/2050	1,000	1,039,596
Denver (City & County of), CO; Series 2018 A, Ref. RB(d)(j)	5.25%	12/01/2043	3,000	3,731,431
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	734,232
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(f)	5.75%	12/01/2049	1,000	794,463
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	517,927
Nine Mile Metropolitan District; Series 2020, RB	5.13%	12/01/2040	1,375	1,540,685
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,066,491
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	1,047,908
Reata Ridge Village Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	905	981,843
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,545,304
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,111,699
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,037,192
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,604,611
Tallyn’s Reach Metropolitan District No. 3; Series 2016 A, GO Bonds(b)(c)	6.75%	12/15/2021	698	743,419
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	1,102,576
Westerly Metropolitan District No. 4; Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,098,372
				31,163,471
Connecticut–0.51%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(h)	5.00%	07/01/2039	1,100	1,284,304
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(m)	5.13%	10/01/2036	5,310	637,200
				1,921,504
Delaware–0.29%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(h)	5.25%	07/01/2048	1,000	1,111,531
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.90%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	$ 3,000	$ 3,375,127
Florida–6.97%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	901,752
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,001,686
Broward (County of), FL; Series 2017, RB(d)(i)(j)	5.00%	10/01/2042	3,000	3,639,691
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB(e)(h)	6.75%	12/01/2035	100	32,000
Series 2015, RB(e)(h)	7.00%	12/01/2045	1,000	320,000
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	250	143,663
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318)(e)(h)(k)	8.25%	05/15/2049	1,200	816,000
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(b)(c)	7.25%	10/01/2021	1,000	1,023,657
Florida Development Finance Corp. (Glenridge on Palmer Ranch); Series 2021, Ref. RB	5.00%	06/01/2051	1,000	1,146,995
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(h)	6.13%	06/15/2043	1,000	1,032,665
Series 2015, RB(h)	6.13%	06/15/2046	1,000	1,131,882
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2055	1,000	1,074,122
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(h)	5.38%	07/15/2038	1,300	1,425,762
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	1,000	1,073,149
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,229,317
Miami-Dade (County of), FL; Series 2009, RB(l)	0.00%	10/01/2042	7,900	4,193,769
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	1,500	1,799,246
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	3,000	3,416,281
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	802,971
				26,204,608
Georgia–0.77%
Atlanta (City of), GA Water & Wastewater Revenue; Series 2015, Ref. RB(d)	5.00%	11/01/2040	2,490	2,899,953
Guam–0.17%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	625,653
Idaho–0.67%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB (Acquired 01/15/2014; Cost $986,196)(k)	8.13%	10/01/2049	1,000	868,750
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,647,557
				2,516,307
Illinois–14.21%
Berwyn (City of), IL; Series 2020, RB(h)	4.50%	12/01/2033	1,920	2,074,414
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	984	948,954
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,397,997
Series 2009 C, Ref. GO Bonds(l)	0.00%	01/01/2031	5,020	3,847,452
Series 2011, COP	7.13%	05/01/2025	1,030	1,030,061
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,825,924
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,810	1,814,281
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,766,970
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(d)(i)	5.00%	12/01/2045	2,250	2,693,899
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	3,000	3,475,746
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,091,622
Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,209,170
Series 2017 D, GO Bonds(d)(i)	5.00%	11/01/2023	3,000	3,325,877
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,291,526
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(j)	8.00%	06/01/2032	140	140,170
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	$ 1,000	$ 1,010,093
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(h)	6.00%	12/01/2045	1,000	1,121,311
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	1,137,224
Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	4,496,929
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,341	1,349,924
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	1,000	1,136,510
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,610,707
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	375	380,785
Series 2011, Ref. RB	7.13%	10/01/2041	500	507,162
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	04/01/2023	3,000	3,278,999
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	870,532
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(f)	4.70%	12/15/2037	1,000	855,427
Series 2017 B, Ref. RB(f)	4.95%	12/15/2047	3,900	3,294,752
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(d)	5.00%	12/01/2044	3,000	3,429,680
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB(b)(c)	8.50%	06/01/2021	1,000	1,000,000
				53,414,098
Indiana–1.69%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	2,250	2,597,973
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(h)	5.90%	07/01/2038	1,000	1,084,158
Series 2018 A, Ref. RB(h)	6.00%	07/01/2048	1,000	1,085,823
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $490,000)(k)	6.90%	12/01/2033	490	478,016
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(j)	7.00%	01/01/2044	1,000	1,124,046
				6,370,016
Iowa–1.82%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,032,629
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,285,578
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,249,330
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2065	7,300	1,289,414
				6,856,951
Kansas–0.88%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.38%	12/15/2043	1,000	1,070,137
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,060,797
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,189,071
				3,320,005
Kentucky–0.65%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(f)	6.88%	07/01/2046	2,000	2,441,261
Louisiana–0.93%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	820,748
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(i)(j)	5.00%	01/01/2048	2,250	2,683,925
				3,504,673
Maine–0.27%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB(b)(c)	6.75%	07/01/2021	1,000	1,005,363
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.49%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(g)	5.50%	08/01/2030	$ 960	$ 1,336,299
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	505	732,041
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(h)	5.00%	10/01/2057	1,500	1,639,419
University of Massachusetts Building Authority; Series 2017 1, RB(d)	5.25%	11/01/2047	1,500	1,897,892
				5,605,651
Michigan–1.61%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	664,651
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB (Acquired 09/12/2008; Cost $1,110,000)(e)(k)	7.00%	11/15/2028	1,110	1,054,500
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.25%	07/01/2022	1,000	1,055,716
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	654,702
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(h)	5.00%	07/01/2046	2,705	2,618,511
				6,048,080
Minnesota–1.81%
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC); Series 2010, RB	9.00%	12/01/2035	940	940,773
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,075,566
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	830	831,668
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,132,790
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,811,009
				6,791,806
Missouri–2.42%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (Acquired 05/04/2007; Cost $750,000)(k)(m)	5.50%	04/01/2027	750	180,000
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(h)	5.25%	12/01/2048	1,000	1,064,183
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,375,066
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,181,394
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(h)	4.25%	12/01/2042	2,000	2,172,286
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,689,029
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	425	425,634
				9,087,592
Nevada–1.27%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	3,000	3,672,778
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(h)(l)	0.00%	07/01/2058	6,500	1,089,373
				4,762,151
New Hampshire–0.27%
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB(b)(c)	6.88%	07/01/2021	1,000	1,005,422
New Jersey–1.67%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(j)	5.25%	09/15/2029	1,000	1,059,537
Series 2012, RB(j)	5.75%	09/15/2027	1,000	1,039,416
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(h)	6.30%	10/01/2049	1,200	1,310,618
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,032,251
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	1,500	1,821,348
				6,263,170
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–14.77%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(l)	0.00%	07/15/2035	$ 1,475	$ 1,029,933
Series 2009, RB(l)	0.00%	07/15/2046	10,000	4,640,412
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(h)(j)	5.25%	12/31/2033	1,000	1,094,007
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	3,000	3,615,794
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	1,093,467
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 05/05/2009; Cost $1,125,000)(e)(k)	6.50%	01/01/2032	1,125	618,750
Series 2014 A, RB (Acquired 11/16/2016; Cost $500,000)(e)(k)	6.70%	01/01/2049	500	275,000
Series 2014 C, RB (Acquired 05/05/2009; Cost $0)(e)(k)	2.00%	01/01/2049	405	40,506
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB(j)	5.00%	10/15/2027	1,700	1,730,116
One Hundred Sixty-Ninth Series 2011, RB(j)	5.00%	10/15/2028	1,300	1,323,030
New York (City of), NY Municipal Water Finance Authority; Series 2012 BB, RB(d)	5.00%	06/15/2047	3,000	3,210,832
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	2,400	2,602,494
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	6,000	6,247,355
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(l)	0.00%	06/01/2050	8,100	1,348,921
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,631,397
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	3,000	3,358,895
Series 2018 E, RB(d)	5.00%	03/15/2045	2,250	2,820,805
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	3,000	3,496,628
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(h)	7.25%	11/15/2044	1,000	1,122,672
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(j)	5.00%	08/01/2026	745	750,450
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(j)	4.38%	10/01/2045	1,750	2,077,176
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(i)(j)	5.00%	07/01/2046	1,750	1,980,283
Triborough Bridge & Tunnel Authority; Series 2017 A, RB(d)	5.00%	11/15/2047	4,170	5,119,661
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	2,204,209
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(h)(j)	7.00%	06/01/2046	1,000	1,075,425
				55,508,218
North Carolina–2.60%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(n)	0.01%	01/15/2048	4,000	4,000,000
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	750	804,285
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,379,066
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	3,000	3,591,867
				9,775,218
North Dakota–0.28%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,057,102
Ohio–4.84%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	1,000	1,061,283
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	4,700	5,448,419
Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	6,600	1,063,089
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,076,414
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,606,603
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,668,790
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	925	997,062
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,039,173
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,222,069
				18,182,902
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.38%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (Acquired 05/03/2012; Cost $425,922)(e)(k)(m)	6.00%	01/01/2032	$ 422	$ 4,835
Series 2013, Ref. RB (Acquired 06/19/2013; Cost $415,940)(e)(k)(m)	5.75%	01/01/2037	422	4,834
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,231,708
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 02/14/2019; Cost $1,596,875)(e)(k)	5.00%	08/01/2052	1,750	1,277,500
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(e)	7.00%	11/01/2051	665	3,327
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(j)	5.50%	12/01/2035	2,500	2,687,105
				5,209,309
Pennsylvania–1.91%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	840	843,105
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,024,259
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	6.63%	12/01/2021	1,000	1,032,223
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	3,000	3,397,811
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	867,825
				7,165,223
Puerto Rico–6.25%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	511,940
Series 2002, RB	5.63%	05/15/2043	1,000	1,005,197
Series 2005 A, RB(l)	0.00%	05/15/2050	27,000	4,241,816
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2037	495	473,963
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	1,000	1,079,855
Series 2010 XX, RB(e)	5.25%	07/02/2040	2,300	2,208,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(j)	6.63%	06/01/2026	1,000	1,035,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	1,000	1,028,360
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2046	10,650	3,467,320
Series 2018 A-1, RB(l)	0.00%	07/01/2051	28,462	6,730,783
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,711,208
				23,493,442
South Carolina–1.03%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(h)	5.75%	06/15/2039	1,500	1,722,138
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	2,146,898
				3,869,036
Tennessee–0.87%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	1,058,553
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,492,445
Series 2016 A, Ref. RB(h)	5.00%	09/01/2031	750	721,460
				3,272,458
Texas–7.50%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	870,888
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(j)	7.00%	03/01/2039	1,200	1,300,419
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(j)	6.63%	07/15/2038	1,000	1,009,409
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(j)	4.75%	07/01/2024	1,000	1,049,284
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(h)	5.50%	08/15/2045	$ 750	$ 819,536
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (Acquired 10/18/2016; Cost $895,000)(h)(j)(k)	6.50%	12/01/2033	895	895,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(h)(j)	4.63%	10/01/2031	1,500	1,590,359
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,360	1,386,287
Series 2016, Ref. RB	5.00%	07/01/2046	2,600	2,661,917
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,078,110
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	392,999
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,447,809
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.25%	10/01/2049	2,000	2,156,442
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(l)	0.00%	09/01/2031	7,000	3,901,429
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	468,212
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(e)(j)(k)(m)	8.00%	07/01/2038	990	247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	1,500	1,704,648
Series 2017, RB	6.75%	11/15/2052	1,000	1,130,805
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,922)(k)	6.38%	02/15/2052	1,000	819,415
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	977,234
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	1,172,099
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(j)	6.75%	06/30/2043	1,000	1,135,369
				28,215,170
Utah–0.97%
Salt Lake City Corp. Airport Revenue; Series 2018 A, RB(d)(j)	5.00%	07/01/2043	3,000	3,635,127
Virgin Islands–0.65%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,461,387
Virginia–0.52%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	946,430
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	1,000,568
				1,946,998
Washington–1.75%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,110,965
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds(b)(c)	7.00%	12/01/2021	1,000	1,033,777
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(i)	5.00%	07/01/2048	3,000	3,623,937
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(h)	7.00%	07/01/2050	740	817,218
				6,585,897
West Virginia–1.57%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(h)	5.75%	06/01/2042	1,500	1,709,635
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	1,000	1,031,130
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(h)	5.75%	06/01/2043	2,000	2,192,803
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(h)(j)	7.25%	02/01/2036	750	718,629
Series 2018, RB(h)(j)	8.75%	02/01/2036	240	254,808
				5,907,005
Wisconsin–5.01%
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(h)	5.75%	10/01/2053	1,000	1,164,537
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(g)(l)	0.00%	12/15/2060	5,000	1,143,574
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	$ 3,000	$ 3,592,828
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(h)	6.85%	10/01/2047	2,000	2,060,973
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(h)	7.00%	12/01/2050	1,900	2,193,935
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(h)	6.85%	11/01/2046	1,000	1,061,522
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(h)	6.13%	02/01/2048	1,000	1,107,009
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB(b)(c)(h)	8.25%	06/02/2021	1,000	1,023,717
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(h)	6.25%	01/01/2038	1,000	857,949
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(j)	7.25%	06/01/2035	1,500	1,612,454
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,713,601
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	757,254
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB(b)(c)	6.20%	10/01/2022	500	539,702
				18,829,055
Total Municipal Obligations (Cost $428,594,708)					473,973,247
Variable Rate Senior Loan Interests–0.08%(o)(p)
Texas–0.08%
CarbonLITE Recycling LLC (Cost $293,135)(q)	–	09/05/2021		293	293,135
TOTAL INVESTMENTS IN SECURITIES(r)–126.16% (Cost $428,887,843)					474,266,382
FLOATING RATE NOTE OBLIGATIONS–(20.62)%
Notes with interest and fee rates ranging from 0.57% to 0.87% at 05/31/2021 and contractual maturities of collateral ranging from 11/01/2023 to 04/01/2056(s)					(77,500,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(7.97)%					(29,955,433)
OTHER ASSETS LESS LIABILITIES–2.43%					9,114,253
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$375,925,202
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $9,118,593, which represented 2.43% of the Trust’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $58,841,494, which represented 15.65% of the Trust’s Net Assets.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,505,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Security subject to the alternative minimum tax.
(k)	Restricted security. The aggregate value of these securities at May 31, 2021 was $8,050,606, which represented 2.14% of the Trust’s Net Assets.
(l)	Zero coupon bond issued at a discount.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(o)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(p)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(q)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $127,740,535 are held by TOB Trusts and serve as collateral for the $77,500,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$472,898,878	$1,074,369	$473,973,247
Variable Rate Senior Loan Interests	—	293,135	—	293,135
Total Investments in Securities	—	473,192,013	1,074,369	474,266,382
Other Investments - Assets
Investments Matured	—	2,817,094	—	2,817,094
Total Investments	$—	$476,009,107	$1,074,369	$477,083,476
Invesco Municipal Income Opportunities Trust